Financial Instruments - Schedule of Assets As Per Statement of Financial Position (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Short-term investments	R$ 2,937,029	R$ 2,770,589
Accounts receivable from card issuers	14,066,814	9,244,608
Trade accounts receivable	249,417	44,616
Derivative financial instruments	14,062	1,195
Other assets	106,345	6,860
Total Assets	17,418,352	12,076,375
Financial assets at amortized cost, category [member]
Disclosure of financial assets [line items]
Trade accounts receivable	124,756	44,616
Other assets	151,030	15,367
Total Assets	275,786	59,983
Financial assets at fair value through profit or loss [member]
Disclosure of financial assets [line items]
Short-term investments	2,926,509	2,762,071
Trade accounts receivable	124,661
Derivative financial instruments	14,062	1,195
Total Assets	3,065,232	2,763,266
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Short-term investments	10,520	8,518
Accounts receivable from card issuers	14,066,814	9,244,608
Total Assets	R$ 14,077,334	R$ 9,253,126